Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PurePenn, LLC and Pioneer Leasing & Consulting, LLC
Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$19,000
Shares issued upon issuance	29,711
Contingent consideration payable in shares	46,951

Fair value of consideration exchanged	$95,662

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$563
Accounts receivable	1,300
Prepaid expenses and other current assets	376
Inventories	7,461
Property and equipment, net	26,233
Intangible assets, net:
Tradename	580
Moxie license	2,960
State license	45,310
Goodwill	46,973
Other assets	478
Accounts payable and accrued liabilities	(2,189)
Construction finance liability	(17,413)
Deferred tax liability	(16,970)

Total net assets acquired	$95,662

The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$19,000
Shares issued upon issuance	27,000
Contingent consideration payable in shares	50,000

Fair value of consideration exchanged	$96,000

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$563
Accounts receivable	1,300
Prepaids and other current assets	376
Inventory	7,461
Property and equipment, net	26,233
Intangible assets:
Tradename	580
Moxie license	2,960
State license	45,310
Goodwill	47,311
Other assets	478
Accounts payable and accrued expenses	(2,189)
Construction liability	(17,413)
Deferred tax liability	(16,970)

Total net assets acquired	96,000

Keystone Relief Centers LLC
Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed
The following table summarizes the final allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$10,000
Shares issued upon issuance	11,004
Contingent consideration payable in shares	15,249
Net working capital adjustment	624

Fair value of consideration exchanged	$36,877

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,229
Accounts receivable	117
Prepaid expenses and other current assets	91
Inventories	2,337
Property and equipment, net	2,245
Right of use asset	2,156
Intangible assets, net:
Dispensary license	19,890
Tradename	930
Goodwill	16,835
Accounts payable and accrued liabilities	(790)
Lease liability	(2,156)
Deferred tax liability	(6,007)

Total net assets acquired	$36,877

The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$10,000
Shares issued upon issuance	10,000
Contingent consideration payable in shares	15,000
Net working capital adjustment	715

Fair value of consideration exchanged	$35,715

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,229
Accounts receivable	117
Prepaids and other current assets	91
Inventory	2,337
Property and equipment, net	2,245
Right of use asset	2,156
Intangible assets:
Dispensary License	16,090
Tradename	930
Goodwill	19,473
Accounts payable and accrued expenses	(790)
Lease liability	(2,156)
Deferred tax liability	(6,007)

Total net assets acquired	$35,715

The Healing Corner, Inc [Member]
Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$19,900

Fair value of consideration exchanged	$19,900

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$2
Inventory	73
Prepaids	4
Property and equipment, net	203
Intangible assets:
Dispensary License	14,300
Trademark	321
Customer Relationship	1,000
Non-Compete	35
Goodwill	7,316
Accrued expenses	(4)
Deferred tax liability	(3,350)

Total net assets acquired	$19,900

Life Essence Inc [Member]
Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$4,125
Transaction costs	270

Fair value of consideration exchanged	$4,395

Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible asset—dispensary license	$6,144
Accrued expenses	(121)
Deferred tax liability	(1,628)

Total net assets acquired	$4,395

Leef Industries LLC [Member]
Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$3,250
Balance of Purchase Price Payable	750
Transaction costs	25

Fair value of consideration exchanged	$4,025

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$7
Inventory	19
Property and equipment, net	8
Intangible assets:
Dispensary License	5,470
Tradename	10
Accrued expenses	(38)
Deferred tax liability	(1,452)

Total net assets acquired	$4,025

Natures Remedy Of Massachusetts Inc [Member]
Summary of Total Consideration Paid was Allocated to Assets and Liabilities Acquired Based on Relative Fair Values	The total consideration was $13.5 million consisting of $7.0 million in cash and $6.5 million or 237,881 in Trulieve shares. The net assets acquired are as follows:

(dollars in thousands)
Consideration:
Cash	$7,000
Shares issued upon issuance	6,500
Transaction costs	23

Fair value of consideration exchanged	$13,523

Recognized amounts of identifiable assets acquired and liabilities assumed:
Prepaid expenses and other current assets	$12
Property and equipment	749
Right of use asset - finance	594
Intangible assets
Dispensary license	18,757
Accounts payable and accrued liabilities	(335)
Finance lease liability	(594)
Deferred tax liability	(5,660)

Total net assets acquired	$13,523